Goodwill and Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Goodwill [Roll Forward]
Beginning balance	$ 1,285	$ 1,336	$ 1,467
Goodwill arising from Acquisition	18,803
Currency translation	161	(51)	(131)
Ending balance	$ 20,249	$ 1,285	$ 1,336